Organization and Business Operation (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Organization and Business Operation (Textual)
Reverse merger, description	The net income target of the Group for 2015 was not achieved. However, if the net income for 2016 is ninety percent (90%) or more of 2016's net income target, then Inc is required to issue to the Controlling Shareholders, Migdal and ASM Former Shareholde
Escrow deposit	$ 11,900
Reverse merger transaction cost	6,300
Restricted trust amount	81,300
Conversion of stock, amount	$ 21,600
Conversion of stock, shares	2,136,751
Transaction cost	$ 2,000
Accounts payable and accrued expenses	145	$ 70
Working capital	$ 19,000
Controlling Shareholders [Member]
Organization and Business Operation (Textual)
Stock issued in reverse merger	16,213,268
Equity interest in acquired	63.00%
Escrow agreement, description	948,515 ordinary shares were placed in escrow pursuant to an indemnity escrow agreement dated December 23, 2015, 50% of which will be released to the Controlling Shareholders on December 23, 2016
Reverse merger, description	1,173,267 ordinary shares that he received in the share exchange for an amount in cash equal to (1) (x) the number of shares being put multiplied by (y) $10.10 per share plus (2) his pro rata portion of interest, if any, on $11.9 million deposited into an escrow account by Inc to fund the payment of the purchase price for the put option if it is exercised.
Service fees	$ 18,100
Migdal [Member]
Organization and Business Operation (Textual)
Stock issued in reverse merger	480,000
Service fees	$ 1,200
Net income shares	253,500
Reverse merger transaction cost	$ 4,300
ASM Former Shareholder [Member]
Organization and Business Operation (Textual)
Stock issued in reverse merger	480,000
Equity interest in acquired	16.00%
Reverse merger, description	The put option was exercised in January 2016 in exchange for 456,000 of Inc's ordinary shares that were released from escrow to the ASM Former Shareholder and 24,000 of Inc's ordinary shares shall remain in escrow until January 24, 2017.
Service fees	$ 900
Net income shares	253,500
Ownership percentage	84.00%
Commission percentage	3.00%